Organization and Principal Activities (Details) - Schedule of consolidated financial statements	6 Months Ended
Dec. 31, 2021
The Company [Member]
Organization and Principal Activities (Details) - Schedule of consolidated financial statements [Line Items]
Date of incorporation	Jan. 03, 2020
Place of incorporation	Cayman Islands
Percentage of ownership	100%
Principal activities	Parent Holding
Pop HK [Member]
Organization and Principal Activities (Details) - Schedule of consolidated financial statements [Line Items]
Date of incorporation	Jan. 20, 2020
Place of incorporation	Hong Kong
Percentage of ownership	100%
Principal activities	Investment holding
WFOE [Member]
Organization and Principal Activities (Details) - Schedule of consolidated financial statements [Line Items]
Date of incorporation	Mar. 13, 2020
Place of incorporation	PRC
Percentage of ownership	100%
Principal activities	WFOE, consultancy and information technology support
Pop Culture [Member]
Organization and Principal Activities (Details) - Schedule of consolidated financial statements [Line Items]
Date of incorporation	Mar. 29, 2007
Place of incorporation	PRC
Percentage of ownership	VIE
Principal activities	Event planning, execution, and hosting
Shanghai Pudu [Member]
Organization and Principal Activities (Details) - Schedule of consolidated financial statements [Line Items]
Date of incorporation	Mar. 30, 2017
Place of incorporation	PRC
Percentage of ownership	100% owned by VIE
Principal activities	Event planning and execution
Pop Network [Member]
Organization and Principal Activities (Details) - Schedule of consolidated financial statements [Line Items]
Date of incorporation	Jun. 06, 2017
Place of incorporation	PRC
Percentage of ownership	100% owned by VIE
Principal activities	Marketing
Zhongjing Pop [Member]
Organization and Principal Activities (Details) - Schedule of consolidated financial statements [Line Items]
Date of incorporation	Dec. 19, 2018
Place of incorporation	PRC
Percentage of ownership	100% owned by VIE
Principal activities	Event planning and execution
Shenzhen Pop [Member]
Organization and Principal Activities (Details) - Schedule of consolidated financial statements [Line Items]
Date of incorporation	Jan. 17, 2020
Place of incorporation	PRC
Percentage of ownership	100% owned by VIE
Principal activities	Event planning and execution
Xiamen Sikai [Member]
Organization and Principal Activities (Details) - Schedule of consolidated financial statements [Line Items]
Date of incorporation	Aug. 18, 2020
Place of incorporation	PRC
Percentage of ownership	51% owned by VIE
Principal activities	Event planning and execution
Shenzhen Jam box Technology Co., Ltd. [Member]
Organization and Principal Activities (Details) - Schedule of consolidated financial statements [Line Items]
Date of incorporation	Nov. 18, 2020
Place of incorporation	PRC
Percentage of ownership	60% owned by VIE
Principal activities	Event planning and execution